Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Maturities of Lease Liabilities
The Company currently maintains operating leases for both buildings and equipment under short-term lease arrangements. As of March 31, 2022, the maturities of lease liabilities under non-cancelable
operating leases were as follows:

Operating Leases
(in thousands)
Remainder of 2022	$99
2023	96
2024	90

Total lease payments	$285

As of December 31, 2021, the maturities of lease liabilities under non-cancelable
operating leases were as follows:

Operating Leases
Year ending December 31,
(in thousands)
2022	$139
2023	96
2024	90

Total lease payments	$325